FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements Table [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair values of derivative financial instruments classified as assets and liabilities as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31, 2013			December 31, 2012
		Fair Value Measurements			Fair Value Measurements
	Fair Value	Level 2	Level 3	Fair Value	Level 2	Level 3
Assets:
Interest rate swaps	$135	$135	$—	$295	$295	$—
Cross-currency swaps	321	321	—	112	112	—
Total	$456	$456	$—	$407	$407	$—

Liabilities:
Interest rate swaps	$50	$50	$—	$1	$1	$—
Equity award reimbursement
obligation	11	—	11	19	—	19
Total	$61	$50	$11	$20	$1	$19

Schedule of Changes in Liabilities Measured at Fair Value Using Significant Unobservable Inputs

Changes in the fair value of the equity award reimbursement obligation, valued using significant unobservable inputs (Level 3), from January 1 through December 31 are presented below (in millions):

	2013	2012	2011
Balance at beginning of year	$19	$22	$20
Losses recognized in other income (expense), net	10	9	5
Payments to Time Warner for awards exercised	(18)	(12)	(3)
Balance at end of year	$11	$19	$22